Stockholders’ Equity (Details Narrative) - USD ($)																		3 Months Ended	6 Months Ended			12 Months Ended
	Mar. 29, 2022	Dec. 31, 2021	Dec. 01, 2021	Dec. 01, 2021	Jul. 26, 2021	Jun. 02, 2021	May 25, 2021	May 12, 2021	Dec. 31, 2020	Nov. 27, 2020	Sep. 21, 2020	Jul. 10, 2020	Jul. 02, 2020	Jun. 03, 2020	May 31, 2020	Jan. 06, 2020	Aug. 20, 2019	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Oct. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 15, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		300,000,000							300,000,000										300,000,000			300,000,000	300,000,000
Common stock, par value		$ 0.001							$ 0.001										$ 0.001			$ 0.001	$ 0.001
Common stock, shares issued		65,599,565							53,085,305										65,861,631			65,599,565	53,085,305
Common stock, shares outstanding		65,599,565							53,085,305										65,861,631			65,599,565	53,085,305
Number of stock sold, shares																					150,233
Share-based Payment arrangement, expense																			$ 82,260
Preferred Stock, Shares Authorized		9,200,000							9,200,000										9,200,000			9,200,000	9,200,000
Shares issued for options exercised, shares					60,000
Options outstanding					125,000
Shares issued price per share					$ 0.13
Subscriptions payable		$ 21,725							$ 75,000													$ 21,725	$ 75,000
Common stock issued for services																		$ 107,796		$ 107,796		133,755	3,578,500
Amortization of Debt Discount (Premium)																			300,600	183,819		456,656
Cash payments																			$ 54,797
Common stock sold for cash																							75,000
Four Employees and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services													$ 332,500
Common stock issued for services, shares													875,000
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services														$ 120,000
Common stock issued for services, shares														200,000
Ten Employees and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services															$ 1,318,000
Common stock issued for services, shares															2,006,000
Dr Ken Perego [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services															$ 196,000
Common stock issued for services, shares															350,000
Chief Executive Officer, Isaih L. Thomas [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services														$ 275,000
Common stock issued for services, shares														500,000
Chief Executive Officer, Craig Ellins [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services														$ 1,100,000
Common stock issued for services, shares														2,000,000
Two Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services							$ 8,500
Common stock issued for services, shares							50,000
COR Prominence LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services				$ 21,725		$ 18,758
Common stock issued for services, shares			262,066			112,528
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services											$ 45,000
Common stock issued for services, shares											250,000
Purchase Agreement [Member] | Second A B J Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services																						1,250,000
Amortization of Debt Discount (Premium)																						150,062
Finance expense																						43,168
Purchase Agreement [Member] | AJB Capital Investments LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Fee Amount		$ 200,000																				200,000
Common stock issued for services																						2,000,000
Amortization of Debt Discount (Premium)																						268,250
Finance expense																						$ 268,250
Settlement Agreement [Member] | COR Prominence LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Services consideration, description																	the Company engaged COR Prominence, LLC (“COR”) to provide investor relation services to the Company, in consideration for the payment of $7,500 per month in cash, and $5,000 per month with shares of common stock valued at 125% of the closing price of the common stock of the Company on the date of issuance
Cash payments																	$ 7,500
Shares payments																	$ 5,000
Common stock sold for cash, shares								118,150
Common stock sold for cash								$ 29,538
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock sold, shares																			0		150,233	0
Preferred Stock, Shares Authorized		10,000,000																				10,000,000
Temporary Equity, Par or Stated Value Per Share		$ 0.001																				$ 0.001
Preferred stock shares designated		500,000																				500,000
Series A Preferred Stock [Member] | Dr Ken Perego [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock sold for cash, shares												11,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock sold, shares																			0
Preferred stock shares designated		300,000																				300,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock sold, shares										750,000
Shares issued for options exercised, shares																						60,000
Sale of stock price per share										$ 0.10
Proceeds from sale of stock										$ 75,000
Common stock issued for services																		$ 581	$ 262	$ 581		$ 955	$ 7,781
Common stock issued for services, shares																		580,678	262,066	580,678		954,260	7,781,000
Common stock sold for cash, shares																				750,000		750,000	500,000
Common stock sold for cash																				$ 750		$ 750	$ 500
Common Stock [Member] | Vahe Gabriel [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services		$ 55,234
Common stock issued for services, shares		673,582
Common Stock [Member] | Dr Ken Perego [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services									$ 90,000						$ 196,000
Common stock issued for services, shares									750,000						350,000
Common Stock [Member] | Bruce Raben [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services									$ 90,000
Common stock issued for services, shares									750,000
Common Stock [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services									$ 12,000
Common stock issued for services, shares									100,000
Common Stock [Member] | Subscription Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock sold, shares	262,066															500,000
Sale of stock price per share																$ 0.50								$ 1.00
Subscriptions payable																$ 25,000